TIMBERLINE RESOURCES CORPORATION AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Shares	Common Stock Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Stockholders' equity at Sep. 30, 2014		$ 9,817	$ 63,573,675	$ (44,763,174)		$ 18,820,318
Shares outstanding at Sep. 30, 2014	9,816,751
Common stock issued for property, mineral rights, and equipment purchase, value		83	79,917			80,000
Common stock issued for property, mineral rights, and equipment purchase, shares	83,334
Common stock issued for Talapoosa property option		2,000	1,198,000			1,200,000
Common stock issued for Talapoosa property option, stock	2,000,000
Common stock compensation		100	68,900			69,000
Common stock compensation, stock	100,000
Common stock issued for cash at $0.375 per share		1,332	498,116			499,448
Common stock issued for cash at $0.375 per share, stock	1,331,861
Stock based compensation			125,909			125,909
Net loss				(4,372,448)		(4,372,448)
Balance at Sep. 30, 2014		9,817	63,573,675	(44,763,174)		18,820,318
Stockholders' equity at Sep. 30, 2015		13,332	65,544,517	(49,135,622)		16,422,227	[1]
Shares outstanding at Sep. 30, 2015	13,331,946
Common stock and warrants issued for cash at $0.15 per unit, value		10,000	1,490,000			1,500,000
Common stock and warrants issued for cash at $0.15 per unit, stock	10,000,006
Unrealized gain on available-for-sale equity securities, net of tax					$ 128,115	128,115
Common stock compensation		775	350,725			351,500
Common stock compensation, stock	775,000
Stock based compensation			539,467			539,467
Net loss				(2,757,242)		(2,757,242)
Balance at Sep. 30, 2015		13,332	65,544,517	(49,135,622)		16,422,227
Stockholders' equity at Sep. 30, 2016		24,107	67,924,709	(51,892,864)	128,115	16,184,067	[1]
Shares outstanding at Sep. 30, 2016	24,106,952
Stock based compensation						15,000
Net loss						(858,154)
Balance at Sep. 30, 2016		$ 24,107	$ 67,924,709	$ (51,892,864)	$ 128,115	16,184,067
Stockholders' equity at Mar. 31, 2017						$ 16,819,061

[1]	Note 13